FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 6   |   FINANCIAL INSTRUMENTS

Fair value:

Reconciliation of fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

	Financial instruments
			Call (put)
			option to
	Liability for	Liability to	non-controlling
	share options	underwriters	interests, net	Total
Balance as of January 1, 2023	(7,164)	(1,131)	245	(8,050)
Remeasurement recognized in:
Profit (loss)	1,848	(15)	(488)	1,345
Other comprehensive income (loss)	(17)	23	2	8
Exercise of Share Options into shares	5,333	—	—	5,333
Payment	—	1,123	—	1,123

As of June 30, 2023	—	—	(241)	(241)

Presented in balance sheet:
Put option for non-controlling interests, net	—	—	(241)	(241)

The Company used the Monte Carlo option pricing model when estimating the fair value of the Put and Call Options granted in the acquisition of Mediton Group.

The fair value was estimated using the following data and assumptions: underlying asset value – 34,376; Expected volatility of the share price – 40.9%-42.5%; Discount rate – 14.9%; Risk-free interest rate – 3.86%; Term of option – 3.17 years.

The following table demonstrates the effect on fair value of a reasonably possible change in the underlying asset value with all other variables held constant:

Increase/decrease in	Effect on
underlying asset value	Fair value, net
+5%	460
-5%	(455)